PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost		$ 42,673	$ 40,796
Less: accumulated depreciation and amortization		13,665	11,088
Net		29,008	29,708
Depreciation and amortization expense		$ 2,577,000	2,215,000	$ 1,941,000
Useful life of long-term leasehold rights		98 years
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 24,647	23,613
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		10,754	10,605
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		3,853	3,613
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	951	951
Furniture, office equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		2,291	1,837
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		161	161
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 16	$ 16

[1]	Land includes long-term leasehold rights in Israel with useful lives of 98 years.